Transactions with related parties - Steamship (Details) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended
	Nov. 29, 2021	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Management fees to related parties (Note 3)				$ 411,000	$ 74,000
Due to related parties (Note 3)		$ 59,000		210,000	59,000
Steamship Shipbroking Enterprises Inc
Related Party Transaction [Line Items]
Monthly fee	$ 95,000,000
Monthly fee, brokerage service agreement	$ 95,000
Variable fee on hire and on freight	2.50%
Management fees to related parties (Note 3)			$ 0	774,000
Due to related parties (Note 3)		33,000		155,000	$ 33,000
Steamship Shipbroking Enterprises Inc | Management fees to related parties
Related Party Transaction [Line Items]
Management fees to related parties (Note 3)		12,000	$ 0	70,000
Steamship Shipbroking Enterprises Inc | General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Management fees to related parties (Note 3)		$ 178,000		570,000
Steamship Shipbroking Enterprises Inc | Voyage expenses
Related Party Transaction [Line Items]
Management fees to related parties (Note 3)				$ 204,000
Steamship Shipbroking Enterprises Inc | Management agreement
Related Party Transaction [Line Items]
Threshold term for termination of agreement with prior written notice	3 months
Steamship Shipbroking Enterprises Inc | Management agreement | Monthly fee if vessel is employed or available for employment
Related Party Transaction [Line Items]
Amount agreed to be paid for each vessel	$ 500
Steamship Shipbroking Enterprises Inc | Management agreement | Monthly fee if vessel is laid-up and not available for employment for at least 15 calendar days of such month
Related Party Transaction [Line Items]
Amount agreed to be paid for each vessel	$ 250
Steamship Shipbroking Enterprises Inc | Administrative services agreement
Related Party Transaction [Line Items]
Threshold term for termination of agreement with prior written notice	30 days
Monthly fee	$ 10,000,000
Monthly fee, administrative service agreement	$ 10,000